Outstanding Contracts Relating to Dividend and Interest Payments (Detail) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 USD ($) Contract	Jun. 30, 2014 CAD
Schedule of Foreign Currency Balance [Line Items]
Number of Contracts	11	11
US$ to be delivered	$ 12.6
Cdn$ to be received		13.4
Cdn$ per US$ (weighted average)	1.0643	1.0643